Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q3PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Global Discovery Fund 5
Franklin Mutual International Value Fund 9
Franklin Mutual Quest Fund 12
Franklin Mutual Shares Fund 17
Notes to Schedules of Investments 21

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Automobiles 2.0%
General Motors Co. .................................. United States 1,089,551 $ 66,429,924
Banks 11.2%
BNP Paribas SA .................................... France 704,839 64,466,547
DBS Group Holdings Ltd. ............................. Singapore 3,831,901 151,964,790
JPMorgan Chase & Co. ............................... United States 512,441 161,639,265
378,070,602
Beverages 2.5%
Heineken NV ...................................... Netherlands 1,073,910 84,096,829
Broadline Retail 3.8%
a
Amazon.com, Inc. ................................... United States 584,953 128,438,130
Building Products 4.2%
Johnson Controls International plc ....................... United States 1,284,476 141,228,136
Capital Markets 4.4%
BlackRock, Inc. ..................................... United States 127,763 148,955,049
Electric Utilities 2.0%
PPL Corp. ......................................... United States 1,827,245 67,900,424
Health Care Equipment & Supplies 5.8%
a
Cooper Cos., Inc. (The) ............................... United States 1,602,363 109,858,007
Medtronic plc ...................................... United States 912,422 86,899,072
196,757,079
Health Care Providers & Services 1.4%
Elevance Health, Inc. ................................ United States 149,671 48,361,694
Household Products 3.1%
Reckitt Benckiser Group plc ........................... United Kingdom 1,381,289 106,362,047
Insurance 8.7%
Hartford Insurance Group, Inc. (The) ..................... United States 1,100,992 146,861,323
Progressive Corp. (The) .............................. United States 592,687 146,364,055
293,225,378
Interactive Media & Services 5.1%
Alphabet, Inc. , A .................................... United States 522,430 127,002,733
Meta Platforms, Inc. , A ............................... United States 63,860 46,897,507
173,900,240
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc. .......................... United States 209,300 101,514,686
Machinery 3.8%
Parker-Hannifin Corp. ................................ United States 169,902 128,811,201
Metals & Mining 3.2%
Reliance, Inc. ...................................... United States 384,578 108,001,040
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp. ..................................... United States 388,507 60,331,252
EOG Resources, Inc. ................................ United States 516,697 57,932,067
Shell plc .......................................... United States 1,680,199 59,884,038
178,147,357
Pharmaceuticals 11.5%
Haleon plc ........................................ United States 30,677,100 138,052,516

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................... United States 698,181 $ 58,598,331
Novartis AG , ADR ................................... United States 743,367 95,329,384
Roche Holding AG .................................. United States 290,678 96,790,997
388,771,228
Retail REITs 3.1%
Brixmor Property Group, Inc. ........................... United States 3,822,533 105,807,713
Semiconductors & Semiconductor Equipment 1.9%
NXP Semiconductors NV ............................. Netherlands 284,286 64,740,451
Software 1.8%
Gen Digital, Inc. .................................... United States 2,136,835 60,664,746
Specialty Retail 3.1%
a
Ulta Beauty, Inc. .................................... United States 188,956 103,311,693
Textiles, Apparel & Luxury Goods 3.5%
Cie Financiere Richemont SA .......................... Switzerland 623,704 119,730,219
Trading Companies & Distributors 4.2%
Ferguson Enterprises, Inc. ............................ United States 633,095 142,180,475
Total Common Stocks (Cost $ 2,281,767,780 ) ..................................
3,335,406,341
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,281,767,780 ) ...........................
3,335,406,341
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 41,605,122 41,605,122
Total Money Market Funds (Cost $ 41,605,122 ) ................................
41,605,122
Total Short Term Investments (Cost $ 41,605,122 ) ..............................
41,605,122
a
Total Investments (Cost $ 2,323,372,902 ) 99.8% ................................
$3,377,011,463
Other Assets, less Liabilities 0.2% ...........................................
6,214,281
Net Assets 100.0% .........................................................
$3,383,225,744
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 31 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Global Discovery Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.2%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 905,439 $ 211,443,537
Automobile Components 3.7%
a
Aptiv plc .......................................... Jersey 2,156,092 185,898,252
Denso Corp. ....................................... Japan 11,513,943 165,705,051
351,603,303
Automobiles 1.7%
Toyota Motor Corp. .................................. Japan 8,253,747 158,525,313
Banks 9.6%
Bank of America Corp. ............................... United States 3,122,212 161,074,917
BNP Paribas SA .................................... France 2,705,365 247,440,252
DBS Group Holdings Ltd. ............................. Singapore 4,562,657 180,944,971
JPMorgan Chase & Co. ............................... United States 479,019 151,096,963
Wells Fargo & Co. ................................... United States 1,945,627 163,082,455
903,639,558
Beverages 1.6%
Heineken NV ...................................... Netherlands 1,983,768 155,346,909
Capital Markets 3.5%
BlackRock, Inc. ..................................... United States 139,612 162,769,442
Deutsche Bank AG .................................. Germany 4,699,791 166,446,813
329,216,255
Chemicals 1.7%
BASF SE ......................................... Germany 3,241,767 161,972,455
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 664,026 141,158,647
Consumer Staples Distribution & Retail 1.5%
Seven & i Holdings Co. Ltd. ............................ Japan 10,771,908 144,541,976
Containers & Packaging 1.8%
International Paper Co. ............................... United States 3,636,770 168,746,128
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG ................................ Germany 5,053,259 172,161,854
Electrical Equipment 1.6%
Mitsubishi Electric Corp. .............................. Japan 5,925,914 152,199,630
Energy Equipment & Services 1.0%
Schlumberger NV ................................... United States 2,756,286 94,733,550
Entertainment 1.5%
Walt Disney Co. (The) ................................ United States 1,271,492 145,585,834
Financial Services 2.7%
a
Fiserv, Inc. ........................................ United States 1,165,819 150,309,044
Global Payments, Inc. ................................ United States 1,228,463 102,060,706
252,369,750
Food Products 3.8%
Danone SA ........................................ France 1,727,780 150,547,115
Kellanova ......................................... United States 786,093 64,475,348
Mondelez International, Inc. , A .......................... United States 2,344,263 146,446,110
361,468,573

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 413,560 $ 97,753,177
Health Care Equipment & Supplies 3.6%
Medtronic plc ...................................... United States 1,856,578 176,820,489
Zimmer Biomet Holdings, Inc. .......................... United States 1,694,167 166,875,449
343,695,938
Health Care Providers & Services 4.9%
CVS Health Corp. ................................... United States 2,301,554 173,514,156
Elevance Health, Inc. ................................ United States 350,083 113,118,819
Fresenius SE & Co. KGaA ............................. Germany 3,086,558 172,493,898
459,126,873
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 2,146,500 165,284,842
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 372,371 100,531,989
Insurance 2.2%
Prudential plc ...................................... Hong Kong 14,927,075 208,974,894
Interactive Media & Services 4.4%
Alphabet, Inc. , A .................................... United States 953,689 231,841,796
Tencent Holdings Ltd. ................................ China 2,152,238 183,391,344
415,233,140
IT Services 1.7%
Capgemini SE ...................................... France 1,125,622 164,202,802
Media 1.7%
a
Charter Communications, Inc. , A ........................ United States 577,623 158,906,976
Metals & Mining 1.7%
Rio Tinto plc ....................................... Australia 2,446,097 161,203,786
Multi-Utilities 1.1%
National Grid plc .................................... United Kingdom 7,545,498 108,418,775
Oil, Gas & Consumable Fuels 3.9%
BP plc ............................................ United States 31,628,101 181,597,576
Shell plc .......................................... United States 5,171,592 184,320,911
365,918,487
Pharmaceuticals 7.8%
Haleon plc ........................................ United States 38,412,849 172,864,790
Merck & Co., Inc. ................................... United States 1,856,906 155,850,121
Novartis AG , ADR ................................... United States 1,593,094 204,298,374
Roche Holding AG .................................. United States 606,634 201,999,153
735,012,438
Semiconductors & Semiconductor Equipment 1.5%
Renesas Electronics Corp. ............................ Japan 12,081,688 139,002,154
Software 1.8%
a
Adobe, Inc. ........................................ United States 468,948 165,421,407
Specialized REITs 1.7%
American Tower Corp. ................................ United States 814,991 156,739,069

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd. .......................... South Korea 3,293,227 $ 197,430,038
Textiles, Apparel & Luxury Goods 2.8%
Cie Financiere Richemont SA .......................... Switzerland 865,842 166,212,581
Kering SA ......................................... France 295,447 99,003,508
265,216,089
Tobacco 1.6%
British American Tobacco plc ........................... United Kingdom 2,906,886 154,609,446
Trading Companies & Distributors 3.6%
AerCap Holdings NV ................................. Ireland 1,597,071 193,245,591
Ferguson Enterprises, Inc. ............................ United States 638,307 143,350,986
336,596,577
Total Common Stocks (Cost $ 6,529,835,135 ) ..................................
8,803,992,169
Principal
Amount
*
Corporate Bonds 0.3%
Specialty Retail 0.3%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 33,950,000 28,518,000
Total Corporate Bonds (Cost $ 22,436,033 ) ....................................
28,518,000
Senior Floating Rate Interests 2.4%
c
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.179% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 47,712,753 45,506,038
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.429% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 49,798,043 47,532,480
93,038,518
a a a a a a
Media 0.3%
c
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.053% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 25,797,040 22,604,656
Professional Services 0.4%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.778% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 39,832,584 39,907,271
Specialty Retail 0.7%
c
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 71,189,212 67,415,116
Total Senior Floating Rate Interests (Cost $ 216,146,420 ) .......................
222,965,561
Shares
a
Companies in Liquidation 0.0%
a,d,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 6,768,417,588 ) ...........................
9,055,475,730
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 31
.
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
f
U.S. Treasury Bills ,
2.01%, 10/02/25 ................................... United States 5,000,000 $ 4,999,442
3.61%, 10/09/25 ................................... United States 10,000,000 9,990,986
3.8%, 10/16/25 ................................... United States 5,000,000 4,991,565
3.92%, 10/30/25 ................................... United States 5,000,000 4,983,713
24,965,706
Total U.S. Government and Agency Securities (Cost $ 24,965,671 ) ...............
24,965,706
Shares
Money Market Funds 3.6%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 339,156,509 339,156,509
Total Money Market Funds (Cost $ 339,156,509 ) ...............................
339,156,509
Total Short Term Investments (Cost $ 364,122,180 ) .............................
364,122,215
a
Total Investments (Cost $ 7,132,539,768 ) 99.8% ................................
$9,419,597,945
Other Assets, less Liabilities 0.2% ...........................................
25,635,529
Net Assets 100.0% .........................................................
$9,445,233,474
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the value of this security was $28,518,000, representing 0.3% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual International Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 4.7%
Airbus SE ......................................... France 102,049 $ 23,831,094
Babcock International Group plc ........................ United Kingdom 978,518 17,604,023
Melrose Industries plc ................................ United Kingdom 1,803,360 14,846,840
56,281,957
Automobile Components 1.7%
Denso Corp. ....................................... Japan 1,434,095 20,639,045
Automobiles 3.6%
Stellantis NV ....................................... United States 2,241,347 20,803,199
Toyota Motor Corp. .................................. Japan 1,171,201 22,494,633
43,297,832
Banks 13.2%
BNP Paribas SA .................................... France 431,957 39,507,996
CaixaBank SA ...................................... Spain 2,542,420 26,852,825
DBS Group Holdings Ltd. ............................. Singapore 698,428 27,698,123
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,674,753 27,016,075
Mizuho Financial Group, Inc. ........................... Japan 504,984 16,975,479
UniCredit SpA ...................................... Italy 278,597 21,199,869
159,250,367
Beverages 5.2%
Asahi Group Holdings Ltd. ............................. Japan 1,712,735 20,533,865
Coca-Cola Bottlers Japan Holdings, Inc. .................. Japan 1,380,591 24,626,502
Heineken NV ...................................... Netherlands 228,358 17,882,489
63,042,856
Building Products 1.8%
Cie de Saint-Gobain SA .............................. France 198,707 21,530,214
Capital Markets 7.2%
Deutsche Bank AG .................................. Germany 937,415 33,199,293
SBI Holdings, Inc. ................................... Japan 723,276 31,489,612
St. James's Place plc ................................ United Kingdom 1,253,267 21,450,292
86,139,197
Chemicals 1.5%
BASF SE ......................................... Germany 350,657 17,520,314
Consumer Staples Distribution & Retail 3.3%
Seven & i Holdings Co. Ltd. ............................ Japan 1,224,877 16,435,913
a
Zabka Group SA .................................... Poland 3,504,326 22,654,994
39,090,907
Diversified Telecommunication Services 5.0%
Deutsche Telekom AG ................................ Germany 728,051 24,804,311
Hellenic Telecommunications Organization SA .............. Greece 829,568 15,700,144
Koninklijke KPN NV ................................. Netherlands 3,959,296 19,002,798
59,507,253
Electrical Equipment 1.4%
Mitsubishi Electric Corp. .............................. Japan 659,447 16,937,065
Electronic Equipment, Instruments & Components 1.2%
Murata Manufacturing Co. Ltd. ......................... Japan 757,964 14,389,232

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 1.7%
Schlumberger NV ................................... United States 577,791 $ 19,858,677
Food Products 1.5%
Mondelez International, Inc. , A .......................... United States 278,891 17,422,321
Health Care Equipment & Supplies 1.4%
Olympus Corp. ..................................... Japan 1,327,869 16,788,274
Household Durables 1.1%
Sony Group Corp. ................................... Japan 479,438 13,782,261
Household Products 1.0%
Reckitt Benckiser Group plc ........................... United Kingdom 150,317 11,574,713
Insurance 6.7%
ASR Nederland NV .................................. Netherlands 350,645 23,861,158
Aviva plc .......................................... United Kingdom 2,265,637 20,958,954
Prudential plc ...................................... Hong Kong 2,526,793 35,374,398
a
Sony Financial Group, Inc. ............................ Japan 479,438 531,682
80,726,192
Interactive Media & Services 1.9%
Tencent Holdings Ltd. ................................ China 273,537 23,307,979
IT Services 1.6%
Capgemini SE ...................................... France 132,733 19,362,744
Machinery 2.4%
CNH Industrial NV ................................... United States 1,352,652 14,676,274
Metso OYJ ........................................ Finland 1,056,873 14,568,247
29,244,521
Metals & Mining 2.7%
Norsk Hydro ASA ................................... Norway 2,409,321 16,381,260
Rio Tinto plc ....................................... Australia 242,368 15,972,645
32,353,905
Multi-Utilities 1.5%
National Grid plc .................................... United Kingdom 1,282,392 18,426,268
Oil, Gas & Consumable Fuels 4.4%
BP plc ............................................ United States 4,943,623 28,384,567
Shell plc .......................................... United States 686,167 24,455,705
52,840,272
Paper & Forest Products 1.7%
Mondi plc ......................................... Austria 1,496,194 20,695,491
Personal Care Products 1.3%
Unilever plc ........................................ United Kingdom 270,803 16,006,799
Pharmaceuticals 7.5%
Haleon plc ........................................ United States 4,874,887 21,937,876
Novartis AG ....................................... United States 246,900 31,746,005
Roche Holding AG .................................. United States 109,764 36,549,608
90,233,489
Professional Services 0.8%
Teleperformance SE ................................. France 126,919 9,480,012

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 31
.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd. .......................... South Korea 359,453 $ 21,549,325
Textiles, Apparel & Luxury Goods 3.3%
Cie Financiere Richemont SA .......................... Switzerland 98,553 18,918,866
Kering SA ......................................... France 61,878 20,735,154
39,654,020
Trading Companies & Distributors 2.2%
AerCap Holdings NV ................................. Ireland 217,028 26,260,388
Total Common Stocks (Cost $ 900,645,439 ) ...................................
1,157,193,890
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
b
U.S. Treasury Bills ,
3.75%, 10/14/25 ................................... United States 2,000,000 1,997,086
3.92%, 10/30/25 ................................... United States 1,000,000 996,743
2,993,829
Total U.S. Government and Agency Securities (Cost $ 2,993,610 ) ................
2,993,829
Shares
Money Market Funds 2.8%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 33,695,063 33,695,063
Total Money Market Funds (Cost $ 33,695,063 ) ................................
33,695,063
Total Short Term Investments (Cost $ 36,688,673 ) ..............................
36,688,892
a
Total Investments (Cost $ 937,334,112 ) 99.4% .................................
$1,193,882,782
Other Assets, less Liabilities 0.6% ...........................................
8,148,919
Net Assets 100.0% .........................................................
$1,202,031,701
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Quest Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 80.1%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 119,031 $ 27,796,832
Automobile Components 3.6%
a
Aptiv plc .......................................... Jersey 684,801 59,043,542
Denso Corp. ....................................... Japan 2,590,235 37,277,849
96,321,391
Banks 5.6%
Bank of America Corp. ............................... United States 709,130 36,584,017
BNP Paribas SA .................................... France 515,971 47,192,151
PNC Financial Services Group, Inc. (The) ................. United States 158,687 31,884,979
Wells Fargo & Co. ................................... United States 415,220 34,803,740
150,464,887
Beverages 1.4%
Heineken NV ...................................... Netherlands 489,648 38,343,850
Building Products 1.2%
Johnson Controls International plc ....................... United States 283,012 31,117,169
Capital Markets 1.0%
St. James's Place plc ................................ United Kingdom 1,560,874 26,715,140
Chemicals 2.3%
a
Covestro AG ....................................... Germany 545,815 37,359,462
PPG Industries, Inc. ................................. United States 242,308 25,468,994
62,828,456
Communications Equipment 3.1%
Cisco Systems, Inc. ................................. United States 529,405 36,221,890
a
CommScope Holding Co., Inc. ......................... United States 440,396 6,817,330
a,b,c,d
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 40,236,014
83,275,234
Consumer Staples Distribution & Retail 1.3%
Dollar General Corp. ................................. United States 329,336 34,036,876
Containers & Packaging 0.8%
International Paper Co. ............................... United States 439,168 20,377,395
Diversified Telecommunication Services 2.2%
Deutsche Telekom AG ................................ Germany 890,181 30,327,995
a
Frontier Communications Parent, Inc. .................... United States 279,418 10,436,262
a,b,c
Uniti Group, Inc. .................................... United States 1,714,983 9,568,554
a,b,c
Uniti Group, Inc. .................................... United States 10,941 9,475,493
59,808,304
Electric Utilities 3.8%
Entergy Corp. ...................................... United States 372,420 34,705,820
Evergy, Inc. ........................................ United States 382,452 29,074,001
PPL Corp. ......................................... United States 1,082,445 40,223,656
104,003,477
Energy Equipment & Services 2.7%
Baker Hughes Co. , A ................................. United States 791,869 38,579,858
Schlumberger NV ................................... United States 980,053 33,684,421
72,264,279

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.2%
Walt Disney Co. (The) ................................ United States 295,261 $ 33,807,385
Financial Services 2.4%
Apollo Global Management, Inc. ........................ United States 95,270 12,696,633
Global Payments, Inc. ................................ United States 329,028 27,335,646
Voya Financial, Inc. .................................. United States 349,041 26,108,267
66,140,546
Food Products 4.1%
Danone SA ........................................ France 439,703 38,312,759
Kellanova ......................................... United States 898,048 73,657,897
111,970,656
Ground Transportation 0.7%
Union Pacific Corp. .................................. United States 82,885 19,591,527
Health Care Equipment & Supplies 2.2%
a
Cooper Cos., Inc. (The) ............................... United States 279,173 19,140,101
Zimmer Biomet Holdings, Inc. .......................... United States 413,275 40,707,587
59,847,688
Health Care Providers & Services 2.3%
Elevance Health, Inc. ................................ United States 102,312 33,059,054
Fresenius SE & Co. KGaA ............................. Germany 535,270 29,913,842
62,972,896
Household Products 1.8%
Reckitt Benckiser Group plc ........................... United Kingdom 637,342 49,076,623
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 102,843 27,765,351
Insurance 9.5%
Arthur J Gallagher & Co. .............................. United States 112,617 34,881,989
ASR Nederland NV .................................. Netherlands 698,895 47,559,337
Everest Group Ltd. .................................. United States 109,825 38,464,010
Hartford Insurance Group, Inc. (The) ..................... United States 318,307 42,458,971
Progressive Corp. (The) .............................. United States 175,486 43,336,268
Prudential plc ...................................... Hong Kong 3,583,514 50,168,198
256,868,773
Interactive Media & Services 1.8%
Alphabet, Inc. , A .................................... United States 198,503 48,256,079
Machinery 1.6%
CNH Industrial NV ................................... United States 1,527,386 16,572,138
Dover Corp. ....................................... United States 156,378 26,088,542
42,660,680
Media 1.1%
a
Charter Communications, Inc. , A ........................ United States 88,196 24,263,161
a
Clear Channel Outdoor Holdings, Inc. .................... United States 2,903,448 4,587,448
a
SES SA .......................................... Luxembourg 106,029 59,376
28,909,985
Metals & Mining 1.8%
Rio Tinto plc ....................................... Australia 745,439 49,126,257

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 3.1%
BP plc ............................................ United States 7,437,892 $ 42,705,794
EOG Resources, Inc. ................................ United States 356,155 39,932,098
82,637,892
Pharmaceuticals 5.0%
Merck & Co., Inc. ................................... United States 452,494 37,977,821
Novartis AG , ADR ................................... United States 326,491 41,869,206
Roche Holding AG .................................. United States 125,107 41,658,575
a
Verona Pharma plc , ADR ............................. United Kingdom 125,646 13,407,685
134,913,287
Software 1.5%
a
Adobe, Inc. ........................................ United States 113,377 39,993,737
Specialized REITs 0.9%
American Tower Corp. ................................ United States 128,214 24,658,116
Specialty Retail 2.2%
Dick's Sporting Goods, Inc. ............................ United States 112,334 24,962,861
Gap, Inc. (The) ..................................... United States 1,621,591 34,685,832
59,648,693
Technology Hardware, Storage & Peripherals 2.1%
Samsung Electronics Co. Ltd. .......................... South Korea 968,864 58,083,714
Tobacco 1.1%
British American Tobacco plc ........................... United Kingdom 547,702 29,130,796
Trading Companies & Distributors 2.7%
AerCap Holdings NV ................................. Ireland 255,531 30,919,251
United Rentals, Inc. .................................. United States 44,596 42,574,017
73,493,268
Total Common Stocks (Cost $ 1,739,086,856 ) ..................................
2,166,907,239
Rights
Rights 0.1%
Media 0.1%
a,b
SES SA , 1/17/33 .................................... Luxembourg 106,029 1,272,348
Total Rights (Cost $ – ) ......................................................
1,272,348
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 334,087 1,576,618
Total Warrants (Cost $ 1,603,618 ) ............................................
1,576,618
Principal
Amount
*
Convertible Bonds 0.3%
Automobiles 0.3%
e
Lucid Group, Inc. , Senior Note , 144A, 1.25% , 12/15/26 ....... United States 7,500,000 6,993,750
Total Convertible Bonds (Cost $ 6,978,655 ) ...................................
6,993,750

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 2.6%
Media 0.9%
e
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 22,000,000 $ 23,299,694
e
iHeartCommunications, Inc. , Secured Note , 144A, 10.875% ,
5/01/30 ......................................... United States 1,000,000 680,496
23,980,190
Specialty Retail 1.7%
e
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 16,500,000 13,860,000
e
Staples, Inc. ,
Secured Note , 144A, 12.75% , 1/15/30 .................. United States 32,000,000 25,849,495
Senior Secured Note , 144A, 10.75% , 9/01/29 ............ United States 8,000,000 7,950,156
47,659,651
Total Corporate Bonds (Cost $ 65,896,211 ) ....................................
71,639,841
Senior Floating Rate Interests 12.6%
f
Commercial Services & Supplies 2.8%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.179% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 42,640,821 40,668,683
Neptune Bidco US, Inc., Second Lien, CME Term Loan , 14.179% ,
( 3-month SOFR + 9.75% ), 10/11/29 .................... United States 33,970,233 33,800,381
74,469,064
a a a a a a
Communications Equipment 0.4%
f
CommScope, Inc., First Lien, Initial CME Term Loan , 8.913% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 12,000,000 12,162,300
Financial Services 1.0%
f,g,h
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 9.993% , ( 3-month SOFR + 5.441% ), 9/29/28 Luxembourg 33,740,808 28,325,408
f
Media 1.0%
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.053% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 27,792,487 24,353,167
i
Loyalty Ventures, Inc., First Lien, Term Loan, B , 12.75% , ( PRIME
+ 5.5% ), 11/03/27 .................................. United States 26,135,994 2,090,880
26,444,047
a a a a a a
f
Passenger Airlines 0.7%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.575% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 1,767,809 1,767,200
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.258% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 17,878,236 17,872,604
19,639,804
a a a a a a
Professional Services 0.3%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.778% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,543,206 7,557,350
f
Specialty Retail 1.2%
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 21,059,508 19,943,038
Staples, Inc., First Lien, Closing Date CME Term Loan , 10.046% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 12,870,000 12,237,246
32,180,284
a a a a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 31
.
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 5.2%
b,d,g
Sorenson Holdings LLC, First Lien, Term Loan, A , PIK, 10% ,
4/01/30 ......................................... United States 31,710,957 $ 32,481,939
b,d,g
Sorenson Holdings LLC, First Lien, Term Loan, B , PIK, 8% ,
4/01/30 ......................................... United States 122,461,386 107,673,757
140,155,696
a a a a a a
Total Senior Floating Rate Interests (Cost $ 369,973,031 ) .......................
340,933,953
Shares
a
Companies in Liquidation 0.0%
a,b,j
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,b,j
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,183,538,371 ) ...........................
2,589,323,749
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.3%
k,l
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 90,463,671 90,463,671
Total Money Market Funds (Cost $ 90,463,671 ) ................................
90,463,671
Total Short Term Investments (Cost $ 90,463,671 ) ..............................
90,463,671
a
Total Investments (Cost $ 2,274,002,042 ) 99.1% ................................
$2,679,787,420
Other Assets, less Liabilities 0.9% ...........................................
23,987,704
Net Assets 100.0% .........................................................
$2,703,775,124
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
See Note 5 regarding holdings of 5% voting securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $78,633,591, representing 2.9% of net assets.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2025
Franklin Mutual Shares Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.2%
Automobiles 1.6%
General Motors Co. .................................. United States 1,873,026 $ 114,198,395
Banks 9.4%
Bank of America Corp. ............................... United States 2,729,124 140,795,507
BNP Paribas SA .................................... France 1,314,887 120,263,244
JPMorgan Chase & Co. ............................... United States 429,964 135,623,545
PNC Financial Services Group, Inc. (The) ................. United States 670,802 134,784,246
Wells Fargo & Co. ................................... United States 1,563,209 131,028,178
662,494,720
Broadline Retail 2.3%
a
Amazon.com, Inc. ................................... United States 753,367 165,416,792
Building Products 1.9%
Johnson Controls International plc ....................... United States 1,239,702 136,305,235
Capital Markets 2.1%
BlackRock, Inc. ..................................... United States 124,720 145,407,306
Chemicals 1.0%
PPG Industries, Inc. ................................. United States 654,635 68,808,685
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 1,718,891 117,606,522
Consumer Finance 1.7%
Capital One Financial Corp. ........................... United States 549,255 116,760,628
Consumer Staples Distribution & Retail 1.8%
Dollar General Corp. ................................. United States 1,223,978 126,498,126
Containers & Packaging 1.6%
International Paper Co. ............................... United States 2,412,029 111,918,146
Diversified Telecommunication Services 0.3%
a,b,c
Uniti Group, Inc. .................................... United States 2,243,497 12,517,338
a,b,c
Uniti Group, Inc.. .................................... United States 14,312 12,395,599
24,912,937
Electric Utilities 4.0%
Entergy Corp. ...................................... United States 1,347,248 125,550,041
PPL Corp. ......................................... United States 4,189,028 155,664,281
281,214,322
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. .......................................... United States 1,618,126 93,802,764
Energy Equipment & Services 1.1%
Schlumberger NV ................................... United States 2,358,853 81,073,778
Entertainment 1.6%
Walt Disney Co. (The) ................................ United States 983,405 112,599,873
Financial Services 3.8%
Apollo Global Management, Inc. ........................ United States 773,831 103,128,457
a
Fiserv, Inc. ........................................ United States 841,560 108,502,331
Global Payments, Inc. ................................ United States 657,935 54,661,240
266,292,028
Food Products 1.1%
Kellanova ......................................... United States 915,404 75,081,436

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 308,789 $ 72,988,456
Health Care Equipment & Supplies 3.5%
Medtronic plc ...................................... United States 1,356,384 129,182,012
Zimmer Biomet Holdings, Inc. .......................... United States 1,211,160 119,299,260
248,481,272
Health Care Providers & Services 3.0%
CVS Health Corp. ................................... United States 1,806,703 136,207,339
Elevance Health, Inc. ................................ United States 242,457 78,342,706
214,550,045
Household Durables 1.7%
DR Horton, Inc. ..................................... United States 704,683 119,422,628
Insurance 4.0%
Hartford Insurance Group, Inc. (The) ..................... United States 1,046,977 139,656,262
Progressive Corp. (The) .............................. United States 562,724 138,964,692
278,620,954
Interactive Media & Services 2.8%
Alphabet, Inc. , A .................................... United States 799,105 194,262,425
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc. .......................... United States 298,605 144,829,397
Machinery 1.9%
Dover Corp. ....................................... United States 825,775 137,764,043
Media 1.5%
a
Charter Communications, Inc. , A ........................ United States 395,949 108,927,550
Metals & Mining 2.0%
Reliance, Inc. ...................................... United States 494,969 139,002,144
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp. ..................................... United States 992,082 154,060,414
EOG Resources, Inc. ................................ United States 1,228,342 137,721,705
291,782,119
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The) , A ........................ United States 1,009,833 88,986,484
Pharmaceuticals 6.6%
Haleon plc ........................................ United States 32,158,000 144,716,835
Merck & Co., Inc. ................................... United States 1,123,808 94,321,205
Novartis AG , ADR ................................... United States 862,357 110,588,662
Roche Holding AG .................................. United States 342,222 113,954,302
463,581,004
Professional Services 3.1%
KBR, Inc. ......................................... United States 1,897,490 89,732,302
SS&C Technologies Holdings, Inc. ....................... United States 1,436,018 127,460,958
217,193,260
Retail REITs 2.0%
Brixmor Property Group, Inc. ........................... United States 5,080,366 140,624,531
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV ............................. Netherlands 465,540 106,017,424

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.5%
a
Adobe, Inc. ........................................ United States 385,414 $ 135,954,788
Gen Digital, Inc. .................................... United States 3,914,948 111,145,374
247,100,162
Specialized REITs 1.9%
American Tower Corp. ................................ United States 686,635 132,053,643
Specialty Retail 1.7%
a
Ulta Beauty, Inc. .................................... United States 219,940 120,252,195
Tobacco 1.5%
British American Tobacco plc ........................... United Kingdom 1,961,814 104,343,609
Trading Companies & Distributors 3.2%
AerCap Holdings NV ................................. Ireland 814,794 98,590,074
Ferguson Enterprises, Inc. ............................ United States 551,969 123,961,198
222,551,272
Total Common Stocks (Cost $ 4,840,109,870 ) ..................................
6,493,726,310
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 437,045 2,062,496
Total Warrants (Cost $ 2,097,816 ) ............................................
2,062,496
Principal
Amount
*
Corporate Bonds 0.3%
Specialty Retail 0.3%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 27,229,000 22,872,360
Total Corporate Bonds (Cost $ 18,248,731 ) ....................................
22,872,360
Senior Floating Rate Interests 2.5%
e
Commercial Services & Supplies 1.0%
Neptune Bidco US, Inc., First Lien, CME Term Loan, A , 9.179% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 37,421,779 35,691,022
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.429% , ( 3-month SOFR + 5% ), 4/11/29 ................. United States 38,868,581 37,100,255
72,791,277
a a a a a a
Media 0.3%
e
iHeartCommunications, Inc., First Lien, Refinanced CME Term
Loan, B , 10.053% , ( 1-month SOFR + 5.775% ), 5/01/29 ..... United States 20,346,275 17,828,423
Professional Services 0.5%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.778% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 30,687,041 30,744,580
Specialty Retail 0.7%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 54,460,701 51,573,466
Total Senior Floating Rate Interests (Cost $ 166,900,021 ) .......................
172,937,746

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 31
.
a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 $ —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 5,027,356,438 ) ...........................
6,691,598,912
a
Short Term Investments 5.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
g
U.S. Treasury Bills , 3 .61% , 10/09/25 ..................... United States 5,000,000 4,995,493
Total U.S. Government and Agency Securities (Cost $ 4,995,489 ) ................
4,995,493
Shares
Money Market Funds 5.0%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
4.094% ......................................... United States 351,961,020 351,961,020
Total Money Market Funds (Cost $ 351,961,020 ) ...............................
351,961,020
Total Short Term Investments (Cost $ 356,956,509 ) .............................
356,956,513
a
Total Investments (Cost $ 5,384,312,947 ) 100.1% ..............................
$7,048,555,425
Other Assets, less Liabilities (0.1) % .........................................
(6,302,233)
Net Assets 100.0% .........................................................
$7,042,253,192
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the value of this security was $22,872,360, representing 0.3% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The rate shown represents the yield at period end.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $149,543,817 $(107,938,695) $— $— $41,605,122 41,605,122 $499,444
Total Affiliated Securities ... $— $149,543,817 $(107,938,695) $— $— $41,605,122 $499,444
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $709,510,688 $(370,354,179) $— $— $339,156,509 339,156,509 $2,630,731
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Global Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $617,000 $(617,000) $— $— $— — $67
Total Affiliated Securities ... $— $710,127,688 $(370,971,179) $— $— $339,156,509 $2,630,798
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $99,859,002 $(66,163,939) $— $— $33,695,063 33,695,063 $417,553
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $26,554,000 $(26,554,000) $— $— $— — $2,893
Total Affiliated Securities ... $— $126,413,002 $(92,717,939) $— $— $33,695,063 $420,446
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $269,410,524 $(178,946,853) $— $— $90,463,671 90,463,671 $1,347,456
Total Affiliated Securities ... $— $269,410,524 $(178,946,853) $— $— $90,463,671 $1,347,456
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $919,665,298 $(567,704,278) $— $— $351,961,020 351,961,020 $2,810,485
Total Affiliated Securities ... $— $919,665,298 $(567,704,278) $— $— $351,961,020 $2,810,485
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Restricted Securities
At September 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2025, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 40,236,014
1,714,983 Uniti Group, Inc.. ............................ 8/04/25  10,667,194  9,568,554
10,941 Uniti Group, Inc. ............................. 8/04/25 9,523,836 9,475,493
334,087 Uniti Group, Inc., 8/01/35 ...................... 8/04/25 1,603,618 1,576,618
Total Restricted Securities (Value is 2.3% of Net Assets) ............... $21,794,648 $60,856,679
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
2,243,497 Uniti Group, Inc. ............................. 8/04/25 $ 13,954,551 $ 12,517,338
14,312 Uniti Group, Inc.. ............................ 8/04/25  12,458,840  12,395,599
437,045 Uniti Group, Inc., 8/01/35 ...................... 8/04/25 2,097,816 2,062,496
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $28,511,207 $26,975,433
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 55,505,900 $ — $ — $ — $ (15,269,886) $ 40,236,014 106,532 $ —
Interest
Sorenson Holdings LLC,
First Lien, Term Loan, A,
PIK, 10%, 4/01/30 ... 30,350,971 1,552,464
a
— — 578,504 32,481,939 31,710,957 2,452,402

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund (continued)
Non-Controlled Affiliates
Sorenson Holdings LLC,
First Lien, Term Loan, B,
PIK, 8%, 4/01/30 .... $ 101,849,438 $ 4,449,058
a
$ — $ — $ 1,375,261 $ 107,673,757 122,461,386 $ 6,169,646
Total Affiliated Securities
(Value is 6.7% of Net
Assets) ........... $187,706,309 $6,001,522 $— $— $(13,316,121) $180,391,710 $8,622,048
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... $ 66,429,924 $ — $ — $ 66,429,924
Banks ............................... 161,639,265 216,431,337 — 378,070,602
Beverages ........................... — 84,096,829 — 84,096,829
Broadline Retail ....................... 128,438,130 — — 128,438,130
Building Products ...................... 141,228,136 — — 141,228,136
Capital Markets ........................ 148,955,049 — — 148,955,049
Electric Utilities ........................ 67,900,424 — — 67,900,424
Health Care Equipment & Supplies ......... 196,757,079 — — 196,757,079
Health Care Providers & Services .......... 48,361,694 — — 48,361,694
Household Products .................... — 106,362,047 — 106,362,047
Insurance ............................ 293,225,378 — — 293,225,378
Interactive Media & Services .............. 173,900,240 — — 173,900,240
Life Sciences Tools & Services ............ 101,514,686 — — 101,514,686
5. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Machinery ............................ $ 128,811,201 $ — $ — $ 128,811,201
Metals & Mining ....................... 108,001,040 — — 108,001,040
Oil, Gas & Consumable Fuels ............. 118,263,319 59,884,038 — 178,147,357
Pharmaceuticals ....................... 153,927,715 234,843,513 — 388,771,228
Retail REITs .......................... 105,807,713 — — 105,807,713
Semiconductors & Semiconductor Equipment . 64,740,451 — — 64,740,451
Software ............................. 60,664,746 — — 60,664,746
Specialty Retail ........................ 103,311,693 — — 103,311,693
Textiles, Apparel & Luxury Goods .......... — 119,730,219 — 119,730,219
Trading Companies & Distributors .......... 142,180,475 — — 142,180,475
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 41,605,122 — — 41,605,122
Total Investments in Securities ........... $2,555,663,480 $821,347,983
b
$— $3,377,011,463
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 211,443,537 — 211,443,537
Automobile Components ................. 185,898,252 165,705,051 — 351,603,303
Automobiles .......................... — 158,525,313 — 158,525,313
Banks ............................... 475,254,335 428,385,223 — 903,639,558
Beverages ........................... — 155,346,909 — 155,346,909
Capital Markets ........................ 162,769,442 166,446,813 — 329,216,255
Chemicals ........................... — 161,972,455 — 161,972,455
Consumer Finance ..................... 141,158,647 — — 141,158,647
Consumer Staples Distribution & Retail ...... — 144,541,976 — 144,541,976
Containers & Packaging ................. 168,746,128 — — 168,746,128
Diversified Telecommunication Services ..... — 172,161,854 — 172,161,854
Electrical Equipment .................... — 152,199,630 — 152,199,630
Energy Equipment & Services ............. 94,733,550 — — 94,733,550
Entertainment ......................... 145,585,834 — — 145,585,834
Financial Services ...................... 252,369,750 — — 252,369,750
Food Products ........................ 210,921,458 150,547,115 — 361,468,573
Ground Transportation .................. 97,753,177 — — 97,753,177
Health Care Equipment & Supplies ......... 343,695,938 — — 343,695,938
Health Care Providers & Services .......... 286,632,975 172,493,898 — 459,126,873
Household Products .................... — 165,284,842 — 165,284,842
Industrial Conglomerates ................ — 100,531,989 — 100,531,989
Insurance ............................ — 208,974,894 — 208,974,894
Interactive Media & Services .............. 231,841,796 183,391,344 — 415,233,140
IT Services ........................... — 164,202,802 — 164,202,802
Media ............................... 158,906,976 — — 158,906,976
Metals & Mining ....................... — 161,203,786 — 161,203,786
Multi-Utilities .......................... — 108,418,775 — 108,418,775
Oil, Gas & Consumable Fuels ............. — 365,918,487 — 365,918,487
Pharmaceuticals ....................... 360,148,495 374,863,943 — 735,012,438
Semiconductors & Semiconductor Equipment . — 139,002,154 — 139,002,154
Software ............................. 165,421,407 — — 165,421,407
Specialized REITs ...................... 156,739,069 — — 156,739,069
Technology Hardware, Storage & Peripherals . — 197,430,038 — 197,430,038
Textiles, Apparel & Luxury Goods .......... — 265,216,089 — 265,216,089
Tobacco ............................. — 154,609,446 — 154,609,446
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 336,596,577 $ — $ — $ 336,596,577
Corporate Bonds ........................ — 28,518,000 — 28,518,000
Senior Floating Rate Interests ............... — 222,965,561 — 222,965,561
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 339,156,509 24,965,706 — 364,122,215
Total Investments in Securities ........... $4,314,330,315 $5,105,267,630
c
$— $9,419,597,945
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 56,281,957 — 56,281,957
Automobile Components ................. — 20,639,045 — 20,639,045
Automobiles .......................... — 43,297,832 — 43,297,832
Banks ............................... — 159,250,367 — 159,250,367
Beverages ........................... — 63,042,856 — 63,042,856
Building Products ...................... — 21,530,214 — 21,530,214
Capital Markets ........................ — 86,139,197 — 86,139,197
Chemicals ........................... — 17,520,314 — 17,520,314
Consumer Staples Distribution & Retail ...... — 39,090,907 — 39,090,907
Diversified Telecommunication Services ..... 15,700,144 43,807,109 — 59,507,253
Electrical Equipment .................... — 16,937,065 — 16,937,065
Electronic Equipment, Instruments &
Components ........................ — 14,389,232 — 14,389,232
Energy Equipment & Services ............. 19,858,677 — — 19,858,677
Food Products ........................ 17,422,321 — — 17,422,321
Health Care Equipment & Supplies ......... — 16,788,274 — 16,788,274
Household Durables .................... — 13,782,261 — 13,782,261
Household Products .................... — 11,574,713 — 11,574,713
Insurance ............................ 531,682 80,194,510 — 80,726,192
Interactive Media & Services .............. — 23,307,979 — 23,307,979
IT Services ........................... — 19,362,744 — 19,362,744
Machinery ............................ 14,676,274 14,568,247 — 29,244,521
Metals & Mining ....................... — 32,353,905 — 32,353,905
Multi-Utilities .......................... — 18,426,268 — 18,426,268
Oil, Gas & Consumable Fuels ............. — 52,840,272 — 52,840,272
Paper & Forest Products ................. — 20,695,491 — 20,695,491
Personal Care Products ................. — 16,006,799 — 16,006,799
Pharmaceuticals ....................... — 90,233,489 — 90,233,489
Professional Services ................... — 9,480,012 — 9,480,012
Technology Hardware, Storage & Peripherals . — 21,549,325 — 21,549,325
Textiles, Apparel & Luxury Goods .......... — 39,654,020 — 39,654,020
Trading Companies & Distributors .......... 26,260,388 — — 26,260,388
Short Term Investments ................... 33,695,063 2,993,829 — 36,688,892
Total Investments in Securities ........... $128,144,549 $1,065,738,233
d
$— $1,193,882,782
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 27,796,832 — 27,796,832
Automobile Components ................. 59,043,542 37,277,849 — 96,321,391
Banks ............................... 103,272,736 47,192,151 — 150,464,887
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Beverages ........................... $ — $ 38,343,850 $ — $ 38,343,850
Building Products ...................... 31,117,169 — — 31,117,169
Capital Markets ........................ — 26,715,140 — 26,715,140
Chemicals ........................... 62,828,456 — — 62,828,456
Communications Equipment .............. 43,039,220 — 40,236,014 83,275,234
Consumer Staples Distribution & Retail ...... 34,036,876 — — 34,036,876
Containers & Packaging ................. 20,377,395 — — 20,377,395
Diversified Telecommunication Services ..... 10,436,262 30,327,995 19,044,047 59,808,304
Electric Utilities ........................ 104,003,477 — — 104,003,477
Energy Equipment & Services ............. 72,264,279 — — 72,264,279
Entertainment ......................... 33,807,385 — — 33,807,385
Financial Services ...................... 66,140,546 — — 66,140,546
Food Products ........................ 73,657,897 38,312,759 — 111,970,656
Ground Transportation .................. 19,591,527 — — 19,591,527
Health Care Equipment & Supplies ......... 59,847,688 — — 59,847,688
Health Care Providers & Services .......... 33,059,054 29,913,842 — 62,972,896
Household Products .................... — 49,076,623 — 49,076,623
Industrial Conglomerates ................ — 27,765,351 — 27,765,351
Insurance ............................ 159,141,238 97,727,535 — 256,868,773
Interactive Media & Services .............. 48,256,079 — — 48,256,079
Machinery ............................ 42,660,680 — — 42,660,680
Media ............................... 28,909,985 — — 28,909,985
Metals & Mining ....................... — 49,126,257 — 49,126,257
Oil, Gas & Consumable Fuels ............. 39,932,098 42,705,794 — 82,637,892
Pharmaceuticals ....................... 93,254,712 41,658,575 — 134,913,287
Software ............................. 39,993,737 — — 39,993,737
Specialized REITs ...................... 24,658,116 — — 24,658,116
Specialty Retail ........................ 59,648,693 — — 59,648,693
Technology Hardware, Storage & Peripherals . — 58,083,714 — 58,083,714
Tobacco ............................. — 29,130,796 — 29,130,796
Trading Companies & Distributors .......... 73,493,268 — — 73,493,268
Rights ................................. — — 1,272,348 1,272,348
Warrants ............................... — — 1,576,618 1,576,618
Convertible Bonds ....................... — 6,993,750 — 6,993,750
Corporate Bonds ........................ — 71,639,841 — 71,639,841
Senior Floating Rate Interests ............... — 200,778,257 140,155,696 340,933,953
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 90,463,671 — — 90,463,671
Total Investments in Securities ........... $1,526,935,786 $950,566,911
e
$202,284,723 $2,679,787,420
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 114,198,395 — — 114,198,395
Banks ............................... 542,231,476 120,263,244 — 662,494,720
Broadline Retail ....................... 165,416,792 — — 165,416,792
Building Products ...................... 136,305,235 — — 136,305,235
Capital Markets ........................ 145,407,306 — — 145,407,306
Chemicals ........................... 68,808,685 — — 68,808,685
Communications Equipment .............. 117,606,522 — — 117,606,522
Consumer Finance ..................... 116,760,628 — — 116,760,628
Consumer Staples Distribution & Retail ...... 126,498,126 — — 126,498,126
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Containers & Packaging ................. $ 111,918,146 $ — $ — $ 111,918,146
Diversified Telecommunication Services ..... — — 24,912,937 24,912,937
Electric Utilities ........................ 281,214,322 — — 281,214,322
Electronic Equipment, Instruments &
Components ........................ 93,802,764 — — 93,802,764
Energy Equipment & Services ............. 81,073,778 — — 81,073,778
Entertainment ......................... 112,599,873 — — 112,599,873
Financial Services ...................... 266,292,028 — — 266,292,028
Food Products ........................ 75,081,436 — — 75,081,436
Ground Transportation .................. 72,988,456 — — 72,988,456
Health Care Equipment & Supplies ......... 248,481,272 — — 248,481,272
Health Care Providers & Services .......... 214,550,045 — — 214,550,045
Household Durables .................... 119,422,628 — — 119,422,628
Insurance ............................ 278,620,954 — — 278,620,954
Interactive Media & Services .............. 194,262,425 — — 194,262,425
Life Sciences Tools & Services ............ 144,829,397 — — 144,829,397
Machinery ............................ 137,764,043 — — 137,764,043
Media ............................... 108,927,550 — — 108,927,550
Metals & Mining ....................... 139,002,144 — — 139,002,144
Oil, Gas & Consumable Fuels ............. 291,782,119 — — 291,782,119
Personal Care Products ................. 88,986,484 — — 88,986,484
Pharmaceuticals ....................... 204,909,867 258,671,137 — 463,581,004
Professional Services ................... 217,193,260 — — 217,193,260
Retail REITs .......................... 140,624,531 — — 140,624,531
Semiconductors & Semiconductor Equipment . 106,017,424 — — 106,017,424
Software ............................. 247,100,162 — — 247,100,162
Specialized REITs ...................... 132,053,643 — — 132,053,643
Specialty Retail ........................ 120,252,195 — — 120,252,195
Tobacco ............................. — 104,343,609 — 104,343,609
Trading Companies & Distributors .......... 222,551,272 — — 222,551,272
Warrants ............................... — — 2,062,496 2,062,496
Corporate Bonds ........................ — 22,872,360 — 22,872,360
Senior Floating Rate Interests ............... — 172,937,746 — 172,937,746
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 351,961,020 4,995,493 — 356,956,513
Total Investments in Securities ........... $6,337,496,403 $684,083,589
f
$26,975,433 $7,048,555,425
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $821,347,983, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,828,818,363, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $1,062,744,404, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $671,155,063, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $483,277,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2025, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 55,505,900 $ — $ — $ — $ — $ — $ — $ (15,269,886) $ 40,236,014 $ (15,269,886)
Diversified
Telecommunication
Services ........ 30,751,158 20,191,030 (28,826,078) — — — 14,804,896 (17,876,959) 19,044,047 (1,146,983)
Media ........... 26 — (35) — — — (169) 178 — —
Rights :
Media ........... — —
c
— — — — — 1,272,348 1,272,348 1,272,348
Warrants :
Diversified
Telecommunication
Services ........ — 1,603,618 — — — — — (27,000) 1,576,618 (27,000)
Senior Floating Rate
Interests :
Wireless
Telecommunication
Services ........ 132,200,409 5,725,396 — — — 276,126 — 1,953,765 140,155,696 1,953,765
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $218,457,493 $27,520,044 $(28,826,113) $— $— $276,126 $14,804,727 $(29,947,554) $202,284,723 $(13,217,756)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2025, are as follows:
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $40,236,014 Market comparables Discount for lack of marketability
4.6% Decrease
Estimated EBITDA $204.5 mil Increase
Estimated Revenue $754.1 mil Increase
EV / EBITDA multiple 8.1x Increase
EV / revenue multiple 1.7x Increase
Senior Floating Rate Interests:
Communications Equipment . . . . . . 140,155,696 Discounted cash flow Discount rate 9.7% - 11.2%
(10.9%)
Decrease
All Other Investments . . . . . . . . . 21,893,013
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $202,284,723
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.